MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
(each, a “Fund” and together, the “Funds”)
Supplement dated March 25, 2024 to the
Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
On or about May 1, 2024, each of the Funds will begin to transition its investments in the MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund to the T. Rowe Price U.S. Treasury Long-Term Index Fund, T. Rowe Price Emerging Markets Bond Fund, and T. Rowe Price Limited Duration Inflation Focused Bond Fund, respectively. These changes are expected to be completed by May 13, 2024, and the tables showing each Fund’s neutral allocations to Underlying Funds shown under the heading Principal Investment Strategies in the Investments, Risks, and Performance section for each Fund are supplemented as described below.
As of May 13, 2024, each of the Funds will no longer invest in the MM S&P 500® Index Fund, but instead will increase its neutral allocation to the MassMutual Select T. Rowe Price Large Cap Blend Fund as shown in the table for each Fund below. On May 10, 2024, the MassMutual Select T. Rowe Price Large Cap Blend Fund will add a passively managed component to its principal investment strategies that seeks to track the S&P 500 Index. Additionally, beginning on May 10, 2024, each of the Funds will utilize the T. Rowe Price U.S. Treasury Money Fund rather than the State Street Institutional U.S. Government Money Market Fund for purposes of helping to manage cash flows into and out of the Fund and invest new purchases in accordance with the Fund’s target allocations, as well as for any tactical allocations to money market securities.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement Balanced Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 4:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	40.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	19.04%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	4.76%
MassMutual Select T. Rowe Price International Equity Fund	10.20%
MassMutual Select T. Rowe Price Real Assets Fund	2.00%
T. Rowe Price Hedged Equity Fund	4.00%
Bond Funds	60.00%
MassMutual Select T. Rowe Price Bond Asset Fund	23.99%
T. Rowe Price Dynamic Global Bond Fund	4.00%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.36%
T. Rowe Price Institutional High Yield Fund	2.42%
T. Rowe Price Institutional Floating Rate Fund	1.04%
T. Rowe Price Emerging Markets Bond Fund	3.46%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.00%
T. Rowe Price Dynamic Credit Fund	1.73%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2005 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 13 and 14:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	42.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	19.99%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	5.00%
MassMutual Select T. Rowe Price International Equity Fund	10.71%
MassMutual Select T. Rowe Price Real Assets Fund	2.10%
T. Rowe Price Hedged Equity Fund	4.20%

Bond Funds	58.00%
MassMutual Select T. Rowe Price Bond Asset Fund	24.30%
T. Rowe Price Dynamic Global Bond Fund	4.05%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.42%
T. Rowe Price Institutional Floating Rate Fund	1.04%
T. Rowe Price Emerging Markets Bond Fund	3.46%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	17.50%
T. Rowe Price Dynamic Credit Fund	1.73%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2010 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 22 and 23:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	45.75%
MassMutual Select T. Rowe Price Large Cap Blend Fund	21.77%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	5.44%
MassMutual Select T. Rowe Price International Equity Fund	11.67%
MassMutual Select T. Rowe Price Real Assets Fund	2.29%
T. Rowe Price Hedged Equity Fund	4.58%
Bond Funds	54.25%
MassMutual Select T. Rowe Price Bond Asset Fund	23.24%
T. Rowe Price Dynamic Global Bond Fund	3.88%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.28%
T. Rowe Price Institutional Floating Rate Fund	0.98%

T. Rowe Price Emerging Markets Bond Fund	3.25%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.50%
T. Rowe Price Dynamic Credit Fund	1.62%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2015 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on Page 31 and 32:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	48.75%
MassMutual Select T. Rowe Price Large Cap Blend Fund	23.20%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	5.80%
MassMutual Select T. Rowe Price International Equity Fund	12.43%
MassMutual Select T. Rowe Price Real Assets Fund	2.44%
T. Rowe Price Hedged Equity Fund	4.88%
Bond Funds	51.25%
MassMutual Select T. Rowe Price Bond Asset Fund	22.64%
T. Rowe Price Dynamic Global Bond Fund	3.78%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.19%
T. Rowe Price Institutional Floating Rate Fund	0.94%
T. Rowe Price Emerging Markets Bond Fund	3.13%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	13.50%
T. Rowe Price Dynamic Credit Fund	1.57%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2020 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 40 and 41:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	52.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	24.75%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	6.19%
MassMutual Select T. Rowe Price International Equity Fund	13.26%
MassMutual Select T. Rowe Price Real Assets Fund	2.60%
T. Rowe Price Hedged Equity Fund	5.20%
Bond Funds	48.00%
MassMutual Select T. Rowe Price Bond Asset Fund	21.90%
T. Rowe Price Dynamic Global Bond Fund	3.65%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.50%
T. Rowe Price Institutional High Yield Fund	2.09%
T. Rowe Price Institutional Floating Rate Fund	0.89%
T. Rowe Price Emerging Markets Bond Fund	2.98%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	11.50%
T. Rowe Price Dynamic Credit Fund	1.49%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2025 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 49 and 50:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	57.50%
MassMutual Select T. Rowe Price Large Cap Blend Fund	27.77%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	6.94%
MassMutual Select T. Rowe Price International Equity Fund	14.88%
MassMutual Select T. Rowe Price Real Assets Fund	2.88%
T. Rowe Price Hedged Equity Fund	5.03%
Bond Funds	42.50%
MassMutual Select T. Rowe Price Bond Asset Fund	20.24%
T. Rowe Price Dynamic Global Bond Fund	3.38%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.62%
T. Rowe Price Institutional High Yield Fund	1.88%
T. Rowe Price Institutional Floating Rate Fund	0.81%
T. Rowe Price Emerging Markets Bond Fund	2.68%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	8.75%
T. Rowe Price Dynamic Credit Fund	1.14%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2030 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 58 and 59:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	68.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	34.74%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	8.69%
MassMutual Select T. Rowe Price International Equity Fund	18.62%
MassMutual Select T. Rowe Price Real Assets Fund	3.40%
T. Rowe Price Hedged Equity Fund	2.55%

Bond Funds	32.00%
MassMutual Select T. Rowe Price Bond Asset Fund	16.94%
T. Rowe Price Dynamic Global Bond Fund	2.83%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.89%
T. Rowe Price Institutional High Yield Fund	1.49%
T. Rowe Price Institutional Floating Rate Fund	0.64%
T. Rowe Price Emerging Markets Bond Fund	2.12%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	3.75%
T. Rowe Price Dynamic Credit Fund	0.34%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2035 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 67 and 68:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	79.50%
MassMutual Select T. Rowe Price Large Cap Blend Fund	42.29%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	10.57%
MassMutual Select T. Rowe Price International Equity Fund	22.66%
MassMutual Select T. Rowe Price Real Assets Fund	3.98%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	20.50%
MassMutual Select T. Rowe Price Bond Asset Fund	12.30%
T. Rowe Price Dynamic Global Bond Fund	2.05%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.49%
T. Rowe Price Institutional High Yield Fund	0.93%
T. Rowe Price Institutional Floating Rate Fund	0.40%

T. Rowe Price Emerging Markets Bond Fund	1.33%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2040 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 76 and 77:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	89.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	47.34%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	11.84%
MassMutual Select T. Rowe Price International Equity Fund	25.37%
MassMutual Select T. Rowe Price Real Assets Fund	4.45%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	11.00%
MassMutual Select T. Rowe Price Bond Asset Fund	6.60%
T. Rowe Price Dynamic Global Bond Fund	1.10%
T. Rowe Price U.S. Treasury Long-Term Index Fund	2.18%
T. Rowe Price Institutional High Yield Fund	0.39%
T. Rowe Price Institutional Floating Rate Fund	0.17%
T. Rowe Price Emerging Markets Bond Fund	0.56%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2045 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 85 and 86:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	95.50%
MassMutual Select T. Rowe Price Large Cap Blend Fund	50.80%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	12.70%
MassMutual Select T. Rowe Price International Equity Fund	27.22%
MassMutual Select T. Rowe Price Real Assets Fund	4.78%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	4.50%
MassMutual Select T. Rowe Price Bond Asset Fund	2.70%
T. Rowe Price Dynamic Global Bond Fund	0.45%
T. Rowe Price U.S. Treasury Long-Term Index Fund	1.35%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2050 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 94 and 95:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).

Stock Funds	97.30%
MassMutual Select T. Rowe Price Large Cap Blend Fund	51.76%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	12.94%
MassMutual Select T. Rowe Price International Equity Fund	27.73%
MassMutual Select T. Rowe Price Real Assets Fund	4.87%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.70%
MassMutual Select T. Rowe Price Bond Asset Fund	1.62%
T. Rowe Price Dynamic Global Bond Fund	0.27%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.81%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2055 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 103 and 104:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%

Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2060 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 112 and 113:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%

T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information for the MassMutual Select T. Rowe Price Retirement 2065 Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 121 and 122:
The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for the Fund as of May 13, 2024. The Fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual Underlying Funds. T. Rowe Price may modify the target asset allocation strategy or the selection of Underlying Funds from time to time, and may invest in other Underlying Funds, including any Underlying Funds that may be created in the future. At any given time, the Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Stock Funds	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	13.03%
MassMutual Select T. Rowe Price International Equity Fund	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	4.90%
T. Rowe Price Hedged Equity Fund	0.00%
Bond Funds	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	1.20%
T. Rowe Price Dynamic Global Bond Fund	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	0.60%
T. Rowe Price Institutional High Yield Fund	0.00%
T. Rowe Price Institutional Floating Rate Fund	0.00%
T. Rowe Price Emerging Markets Bond Fund	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	0.00%
T. Rowe Price Dynamic Credit Fund	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 13, 2024, the following information replaces similar information found under the heading MassMutual Select T. Rowe Price Retirement Funds in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies on pages 131 and 132:
The following table details the way each MassMutual Select T. Rowe Price Retirement Fund is generally expected to be allocated between the asset classes. The table also shows the expected allocations to the Underlying Funds that will be used within those asset classes. The information in the table represents the neutral allocations for each Fund as of May 13, 2024. The Funds’ shareholder reports set forth their actual allocations between stock funds and bond funds and to the individual Underlying Funds. At any given time, a Fund’s asset allocation may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). A description of the Underlying Funds is included in Appendix D of the SAI. More detailed information about each Underlying Fund is available in each Underlying Fund’s prospectus.
	Retirement Balanced	Retirement 2005	Retirement 2010	Retirement 2015	Retirement 2020	Retirement 2025	Retirement 2030	Retirement 2035	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055	Retirement 2060	Retirement 2065
Stock Funds	40.00%	42.00%	45.75%	48.75%	52.00%	57.50%	68.00%	79.50%	89.00%	95.50%	97.30%	98.00%	98.00%	98.00%
MassMutual Select T. Rowe Price Large Cap Blend Fund	19.04%	19.99%	21.77%	23.20%	24.75%	27.77%	34.74%	42.29%	47.34%	50.80%	51.76%	52.14%	52.14%	52.14%
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund	4.76%	5.00%	5.44%	5.80%	6.19%	6.94%	8.69%	10.57%	11.84%	12.70%	12.94%	13.03%	13.03%	13.03%
MassMutual Select T. Rowe Price International Equity Fund	10.20%	10.71%	11.67%	12.43%	13.26%	14.88%	18.62%	22.66%	25.37%	27.22%	27.73%	27.93%	27.93%	27.93%
MassMutual Select T. Rowe Price Real Assets Fund	2.00%	2.10%	2.29%	2.44%	2.60%	2.88%	3.40%	3.98%	4.45%	4.78%	4.87%	4.90%	4.90%	4.90%
T. Rowe Price Hedged Equity Fund	4.00%	4.20%	4.58%	4.88%	5.20%	5.03%	2.55%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Bond Funds	60.00%	58.00%	54.25%	51.25%	48.00%	42.50%	32.00%	20.50%	11.00%	4.50%	2.70%	2.00%	2.00%	2.00%
MassMutual Select T. Rowe Price Bond Asset Fund	23.99%	24.30%	23.24%	22.64%	21.90%	20.24%	16.94%	12.30%	6.60%	2.70%	1.62%	1.20%	1.20%	1.20%
T. Rowe Price Dynamic Global Bond Fund	4.00%	4.05%	3.88%	3.78%	3.65%	3.38%	2.83%	2.05%	1.10%	0.45%	0.27%	0.20%	0.20%	0.20%
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.36%	3.50%	3.50%	3.50%	3.50%	3.62%	3.89%	3.49%	2.18%	1.35%	0.81%	0.60%	0.60%	0.60%
T. Rowe Price Institutional High Yield Fund	2.42%	2.42%	2.28%	2.19%	2.09%	1.88%	1.49%	0.93%	0.39%	0.00%	0.00%	0.00%	0.00%	0.00%
T. Rowe Price Institutional Floating Rate Fund	1.04%	1.04%	0.98%	0.94%	0.89%	0.81%	0.64%	0.40%	0.17%	0.00%	0.00%	0.00%	0.00%	0.00%
T. Rowe Price Emerging Markets Bond Fund	3.46%	3.46%	3.25%	3.13%	2.98%	2.68%	2.12%	1.33%	0.56%	0.00%	0.00%	0.00%	0.00%	0.00%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	20.00%	17.50%	15.50%	13.50%	11.50%	8.75%	3.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
T. Rowe Price Dynamic Credit Fund	1.73%	1.73%	1.62%	1.57%	1.49%	1.14%	0.34%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Note: The Underlying Fund allocations above may not sum up to 100% due to rounding.
Effective May 10, 2024, references to the State Street Institutional U.S. Government Money Market Fund found under the heading Tactical Asset Allocation in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies on page 132 are hereby replaced with references to the T. Rowe Price U.S. Treasury Money Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-24-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
MassMutual Select T. Rowe Price Retirement 2065 Fund
Supplement dated March 25, 2024, to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective May 13, 2024, all references to the MM S&P 500® Index Fund, State Street Institutional U.S. Government Money Market Fund, MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, MassMutual Select T. Rowe Price Emerging Markets Bond Fund, and MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund are hereby deleted from the section titled Appendix D-Description of Underlying Funds beginning on page B-114.
Effective May 10, 2024, the following information supplements the information found beginning on page B-117 under the heading Bond Funds in the section titled Appendix D-Description of Underlying Funds.
T. Rowe Price U.S. Treasury Money Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all MassMutual Select T. Rowe Price Retirement Funds)
Investment Objective
The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.
Principal Investment Strategies
The fund is a money market fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940, and is managed to provide a stable share price of $1.00. The fund invests at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government, and repurchase agreements for those securities. The remainder is invested in other securities backed by the full faith and credit of the U.S. government and repurchase agreements for those securities.
The fund intends to operate as a “government money market fund” in accordance with Rule 2a-7. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are fully collateralized by government securities or cash. A government security is a security issued or guaranteed as to principal or interest by the U.S. government and its agencies or instrumentalities. A repurchase agreement is a contract under which the fund (buyer) purchases a security, usually a U.S. government or agency security, from a bank or well established securities dealer (seller) that requires the seller to repurchase the securities from the fund at a specific price on a designated date (which is often the next business day).
The fund’s weighted average maturity will not exceed 60 calendar days, the fund’s weighted average life will not exceed 120 calendar days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.
Effective May 1, 2024, the following information supplements the information found beginning on page B-117 under the heading Bond Funds in the section titled Appendix D-Description of Underlying Funds:
T. Rowe Price U.S. Treasury Long-Term Index Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all MassMutual Select T. Rowe Price Retirement Funds)
Investment Objective
The fund seeks to provide high income consistent with maximum credit protection.
Principal Investment Strategies
The fund seeks to track the investment returns of its benchmark index, the Bloomberg U.S. Long Treasury Bond Index (Index). Under normal conditions, the fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities that are held in the Index and at least 80% of its net assets (including any borrowings for investment purposes) in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The remainder of the portfolio may be invested in other securities backed by the full faith and credit of the U.S. government. The fund’s weighted average maturity will normally exceed 10 years, and it will vary consistent with the weighted average maturity of the Index. As of July 31, 2023, the fund’s weighted average maturity was 23.18 years.
The Index consists of U.S. dollar-denominated, fixed rate nominal debt issued by the U.S. Treasury with maturities of 10 years or more. To be eligible for inclusion in the Index, a security must be an obligation of the U.S. Treasury, rated investment grade, have a fixed rate coupon or zero coupon with at least $250 million or more of outstanding face value, and have 10 years or more remaining to maturity. The Index is market value weighted and the securities represented in the Index are updated on the last business day of each month. The composition of the Index is rebalanced at each month-end and represents the fixed set of securities on which Index returns are calculated for the next month. As of July 31, 2023, there were 76 securities in the Index.
T. Rowe Price Emerging Markets Bond Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all MassMutual Select T. Rowe Price Retirement Funds)
Investment Objective
The fund seeks to provide high income and capital appreciation.
Principal Investment Strategies
The fund will normally invest at least 80% (and potentially all) of its net assets (including any borrowings for investment purposes) in debt securities of emerging market governments or companies located in emerging market countries. The fund’s investments in debt securities typically consist of a mix of both sovereign bonds and corporate bonds. The fund considers frontier markets to be a subset of emerging markets and any investments in frontier markets will be counted toward the fund’s 80% investment policy. The fund relies on a classification by either JP Morgan or the International Monetary Fund to determine which countries are emerging markets.
The fund ordinarily invests in the securities of at least three countries; however, it may invest in the securities of one country, including the U.S., for temporary defensive purposes.
The fund’s holdings may be denominated in U.S. dollars or non-U.S. dollar currencies, including emerging market currencies. The extent, if any, to which the fund attempts to cushion the impact of foreign currency fluctuations on the U.S. dollar depends on market conditions. The fund’s holdings may include the lowest-rated bonds, including those in default, and there are no overall limits on the fund’s investments that are rated below investment-grade (BB or lower, or an equivalent rating), also known as “junk” bonds.
T. Rowe Price Limited Duration Inflation Focused Bond Fund
Advised by: T. Rowe Price Associates, Inc.
(Underlying Fund for all MassMutual Select T. Rowe Price Retirement Funds)
Investment Objective
The fund seeks a level of income that is consistent with the current rate of inflation.
Principal Investment Strategies
Normally, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in bonds. The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade inflation-linked securities, including Treasury Inflation Protected Securities, as well as corporate, government, mortgage-backed and asset-backed securities. The fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. The fund will invest at least 20% of its net assets in inflation-linked securities, although normally the fund expects to invest 50% or more of its net assets in inflation-linked securities.
Although the fund may invest in debt instruments of any maturity or duration, the fund will normally maintain a duration within plus (+) or minus (-) two years of the duration of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. As of July 31, 2023, the duration of the Bloomberg U.S. 1-5 Year Treasury TIPS Index was approximately 2.74 years and its duration ranged from -0.34 years to 5.16 years over the past three years. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund’s duration, the more sensitive that fund should be to changes in interest rates. For example, if interest rates rise by 1% and a fixed-rate bond has a duration of 5 years, it is estimated that the principal value of the bond will decrease by approximately 5%.
The fund will only purchase securities that are rated within the four highest credit rating categories (AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed by the adviser to be of comparable quality. The fund may continue to hold a security that has been downgraded after purchase. The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated securities of foreign issuers, including those in emerging markets.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-24-01